Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

CERTNYS
001-09466

April 3, 2008

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LEHMAN BROTHERS HOLDINGS INC., 7.25% Non-Cumulative Perpetual Convertible Preferred Stock, Series P and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 2, 2008. Tentative listing date – April 4, 2008.

Sincerely,

Paras Madho